Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of share-based compensation expense
Share-based compensation expense for the years ended December 31, 2021 and 2020 was recognized in the Consolidated Statements of Operations as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Research and development	1,899,471	398,139
General and administrative	403,136	1,362,667
Total share-based compensation expense	2,302,607	1,760,806

Summary of assumptions used in the Black-Scholes-Merton option-pricing model to determine the grant date fair value of stock options granted
The following table presents the assumptions used in the Black-Scholes-Merton option-pricing model to determine the grant date fair value of stock options granted:

	Year ended December 31, 2021	Year ended December 31, 2020
Risk-free interest rate	0.66% – 1.16%	0.11% – 0.50%
Expected term (in years)	4.25 – 5.38	0.35 – 4.25
Expected volatility	65% – 73%	65%
Expected dividend yield	0%	0%

Summary of stock option activity
The following table summarizes the activity relating to the Company’s options to purchase stock. The below stock option figures are presented giving effect to a retroactive application of the Business Combination which resulted in a replacement of the previous POINT Biopharma Inc. stock options with stock options of the Company, as described above, at a conversion ratio of approximately 3.59:1. In addition, the exercise price for each replacement stock option is also adjusted using the ratio of approximately 3.59:1. See Note 3 for additional details:

	Number of Shares (#)	Weighted Average Exercise Price ($)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($)
Outstanding as of December 31, 2020	2,364,010	2.88
Granted	1,614,683	7.81
Exercised	(64,570)	6.97
Forfeited	(88,372)	7.80
Outstanding as of December 31, 2021	3,825,751	4.78	5.2	7,302,047
Vested and expected to vest as of December 31, 2021	3,825,751	4.78	5.2	7,302,047
Options exercisable as of December 31, 2021	1,018,775	4.60	6.0	1,825,490